SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of segment information
	Powersports	Automotive	Vehicle Logistics and Transportation	Eliminations (1)	Total
Year Ended December 31, 2019
Total assets	$55,992,165	$77,033,326	$7,921,578	$(27,553,978)	$113,393,091
Revenue	$101,008,976	$717,042,511	31,931,488	$(9,353,628)	$840,629,347
Operating income (loss)	$(34,402,724)	$(5,318,549)	$1,928,574	$—	$(37,792,699)
Depreciation and amortization	$1,543,023	$235,998	$7,405	$—	$1,786,426
Interest expense	$4,453,549	$2,732,869	$1,186	$—	$7,187,604
Loss on early extinguishment of debt	$(1,499,250)	$—	$—	$—	$(1,499,250)

Year Ended December 31, 2018
Total assets	$55,825,600	$73,642,034	$5,555,397	$(26,096,650)	$108,926,381
Revenue	$61,204,416	$91,369,996	$4,931,558	$(1,107,739)	$156,398,231
Operating income (loss)	$(22,546,622)	$(892,306)	$37,796	$—	$(23,401,132)
Depreciation and amortization	$958,282	$24,490	$1,234	$—	$984,006
Interest expense	$1,267,379	$513,306	$—	$—	$1,780,685

(1)	Intercompany investment balances related to the acquisitions of Wholesale, Inc. and Wholesale Express, and receivables and other balances related intercompany freight services of Wholesale Express are eliminated in the Consolidated Balance Sheets. Revenue and costs for these intercompany freight services have been eliminated in the Consolidated Statements of Operations.